Share Capital - Narrative (Details)	12 Months Ended
Dec. 31, 2019 CAD ($) class_series
Disclosure of classes of share capital [line items]
Aggregate liquidation entitlement amount | $	$ 200,000,000
Preferred shares
Disclosure of classes of share capital [line items]
Number of class series	13
Number of class series outstanding	10